Derivative Warrant Liabilities (Details) - USD ($)								1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	15 Months Ended
	Mar. 22, 2024	Feb. 23, 2024	Jan. 21, 2024	Jan. 16, 2024	Dec. 05, 2023	Nov. 29, 2023	Sep. 24, 2023	Mar. 22, 2024	Dec. 05, 2023	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Apr. 30, 2024	Apr. 03, 2024	Nov. 06, 2023	Sep. 18, 2023	Apr. 06, 2023	Feb. 22, 2023	Feb. 19, 2023	Jan. 16, 2023
Derivative Warrant Liabilities [Line Items]
Warrants issued																9,000	45			400	44	161
Convertible common shares							4.6
Gain on revaluation total derivative warrants liabilities (in Dollars)										$ 405,002	$ (360,557)	$ 560,145	$ (360,557)	$ 2,189,986	$ 405,002
April 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants issued																			150,191
Warrant price per share (in Dollars per share)			$ 1.077
Convertible common shares	20,245		9.124		652,521
Number of warrants shares	2,219				71,520
September 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants issued																		250,000
Warrant price per share (in Dollars per share)			$ 1.077
Convertible common shares			4.988
Number of warrants shares						82,138		16,334
Warrants exercised common share								81,469	409,667
January 2024 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants issued				1,500,000
Warrant price per share (in Dollars per share)				$ 1.6
Number of warrants shares		30,200
Warrants exercised common share		30,200
Gain on revaluation total derivative warrants liabilities (in Dollars)												$ (560,145)